FAIR VALUE MEASUREMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

5.     FAIR VALUE MEASUREMENTS

The authoritative guidance for fair value measurements defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or the most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Market participants are buyers and sellers in the principal market that are (i) independent, (ii) knowledgeable, (iii) able to transact, and (iv) willing to transact. The guidance describes a fair value hierarchy based on the levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value which are the following:

 Level 1 — Quoted prices in active markets for identical assets and liabilities.

 Level 2 — Observable inputs other than quoted prices in active markets for identical assets and liabilities.

 Level 3 — Unobservable inputs.

As of June 30, 2021 and December 31, 2020, our only qualifying assets that required measurement under the foregoing fair value hierarchy were money market funds included in cash and cash equivalents valued at $20,067 and $427,898, respectively, using Level 1 inputs.

3.    FAIR VALUE MEASUREMENTS

The authoritative guidance for fair value measurements defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or the most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Market participants are buyers and sellers in the principal market that are (i) independent, (ii) knowledgeable, (iii) able to transact, and (iv) willing to transact. The guidance describes a fair value hierarchy based on the levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value which are the following:

●Level 1 — Quoted prices in active markets for identical assets and liabilities.
●Level 2 — Observable inputs other than quoted prices in active markets for identical assets and liabilities.
●Level 3 — Unobservable inputs.

As of December 31, 2020, and 2019, our only qualifying assets that required measurement under the foregoing fair value hierarchy were funds held in our Company bank accounts included in cash and cash equivalents valued at $427,898 and $639,916, respectively, using Level 1 inputs.